Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
Amounts recognized in other comprehensive income	$ (220)	$ 286	$ (880)
Total
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(825)	(1,120)
Net periodic expenses recognized in net profit	(186)	(460)
Amounts recognized in other comprehensive income	(230)	253	(842)
Employer contributions	556	585
Other movements	0	8
Foreign currency translation	14	(91)
At the end of the year	(671)	(825)	(1,120)
Swiss plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	0	0
Net periodic expenses recognized in net profit	(153)	(414)
Amounts recognized in other comprehensive income	(352)	(79)	(94)
Employer contributions	505	485
Other movements	0	8
Foreign currency translation	0	0
At the end of the year	0	0	0
UK plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(275)	(519)
Net periodic expenses recognized in net profit	(11)	(15)
Amounts recognized in other comprehensive income	130	304	(623)
Employer contributions	0	0
Other movements	0	0
Foreign currency translation	(4)	(45)
At the end of the year	(160)	(275)	(519)
US and German plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(550)	(601)
Net periodic expenses recognized in net profit	(22)	(31)
Amounts recognized in other comprehensive income	(8)	28	(126)
Employer contributions	51	100
Other movements	0	0
Foreign currency translation	18	(47)
At the end of the year	(511)	(550)	(601)
UBS AG
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
Amounts recognized in other comprehensive income	(70)	308	(880)
UBS AG | Total
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(825)	(1,120)
Net periodic expenses recognized in net profit	(141)	(354)
Amounts recognized in other comprehensive income	(79)	276	(842)
Employer contributions	360	456
Other movements	0	8
Foreign currency translation	14	(91)
At the end of the year	(671)	(825)	(1,120)
UBS AG | Swiss plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	0	0
Net periodic expenses recognized in net profit	(108)	(307)
Amounts recognized in other comprehensive income	(201)	(56)	(94)
Employer contributions	308	356
Other movements	0	8
Foreign currency translation	0	0
At the end of the year	0	0	0
UBS AG | UK plan
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(275)	(519)
Net periodic expenses recognized in net profit	(11)	(15)
Amounts recognized in other comprehensive income	130	304	(623)
Employer contributions	0	0
Other movements	0	0
Foreign currency translation	(4)	(45)
At the end of the year	(160)	(275)	(519)
UBS AG | US and German plans
Disclosure Of Net Defined Benefit Liability Asset On Balance Sheet [Line Items]
At the beginning of the year	(550)	(601)
Net periodic expenses recognized in net profit	(22)	(31)
Amounts recognized in other comprehensive income	(8)	28	(126)
Employer contributions	51	100
Other movements	0	0
Foreign currency translation	18	(47)
At the end of the year	$ (511)	$ (550)	$ (601)